SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of Goodwill and Indefinite-lived intangible assets
Impairment loss of goodwill	$ 0	$ 0	$ 906
Impairment loss of indefinite-lived intangible asset	$ 0	$ 0	$ 1,010
Technology
Acquired intangible assets, net
Useful lives	3 years
Members
Acquired intangible assets, net
Useful lives	4 years